Retirement benefits - Projected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Projected future benefit payments	$ 2,368
2022
Disclosure of defined benefit plans [line items]
Projected future benefit payments	40
2023
Disclosure of defined benefit plans [line items]
Projected future benefit payments	39
2024 to 2026
Disclosure of defined benefit plans [line items]
Projected future benefit payments	130
Thereafter
Disclosure of defined benefit plans [line items]
Projected future benefit payments	$ 2,159